Annual Total Returns (Bar Chart) (Invesco Convertible Securities Fund, Class B, Invesco Convertible Securities Fund)	12 Months Ended
May 02, 2011
Invesco Convertible Securities Fund | Class B, Invesco Convertible Securities Fund
Annual Total Returns
Annual Return 2001	(3.17%)
Annual Return 2002	(6.72%)
Annual Return 2003	22.90%
Annual Return 2004	7.19%
Annual Return 2005	0.35%
Annual Return 2006	10.31%
Annual Return 2007	6.58%
Annual Return 2008	(29.64%)
Annual Return 2009	42.72%
Annual Return 2010	17.04%